INCOME TAXES - Deferred Tax Asset Recognized Relates to Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 20	$ 0	$ 0
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	18	0
Tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 2	$ 0